SUMMARY OF MATERIAL ACCOUNTING POLICIES - Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		24.94%
Uncertain tax loss		$ 8,186	$ 4,544
Current tax expense related to pillar two		6,625	0	$ 0
Changes in tax rates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	23.87%
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received		$ 183,666	$ 236,909